Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Income
Impairment charges, other-than-temporary impairment charges	$ 1,325	$ (366)	$ (431)
Impairment charges, other comprehensive (income) loss	$ (371)	$ 1,183	$ (1,805)